Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share
13. Net Loss Per Share
The following table sets forth the reconciliation of basic and d ilu
ted loss per share for the years ended December 31, 2024 and 2023 (in thousands except per share data):

	Year Ended December 31,
	2024	2023
Net loss	$(72,807)	$(114,331)
Premium on redemption of Series A Preferred Stock	—	(52,645)

Net loss for basic loss per share available to common stockholders	$(72,807)	$(166,976)

Reversal of mark-to-market adjustment for liability classified warrants	(8,895)	—

Net loss for diluted loss per share available to common stockholders	$(81,702)	$(166,976)

Weighted average number of shares outstanding	124,636	130,298
Weighted average common stock warrants exercisable for nominal consideration	6,500	—

Weighted average number of shares, basic	131,136	130,298
Effect of dilutive securities	2,939	—

Weighted average number of shares, diluted	134,075	130,298
Loss per share
Basic	$(0.56)	$(1.28)
Diluted	$(0.61)	$(1.28)
Basic net loss per share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. Premium paid on redemption of Series A Preferred Stock was added to the net loss to arrive at loss available for common stockholders as it represents a dividend to the Series A preferred stockholder. Diluted earnings per share is computed using the weighted average number of Common Stock and, if dilutive, potential Common Stock outstanding during the period. Potential Common Stock consists of the incremental Common Stock issuable upon the exercise of stock options and warrants (using the treasury stock method or the reverse treasury stock method, as applicable).
In the computation of net loss per share, treasury shares are not included as part of the outstanding shares. Shares of the Dividend Stock, as declared by the Board of Directors of the Company on October 27, 2024 and not yet distributed as of December 31, 2024, are also excluded from the computation of net loss per share because the associated Series 1 Preferred Stock is not considered to be a participating security.
In accordance with FASB ASC 260,
Earnings Per Share,
Penny Warrants are warrants that would be exercised for no or little consideration and therefore should be included in the calculation of weighted average shares outstanding for purposes of calculating basic and diluted net income (loss) per share. The Closing Penny Warrants become exercisable upon the passage of time and are included in basic and diluted net income (loss) per share from the closing date of September 21, 2023. The Subsequent Penny Warrants to purchase up to an aggregate of
8,500,000
shares of Common Stock were not vested as of the closing date of September 21, 2023 and the vesting was based on the passage of time, the Company’s repayment of the Oramed Note or the occurrence of the Management Sale Trigger Date (as defined therein). The Subsequent Penny Warrants became vested during the year ended December 31, 2024, and therefore are included in the computation for basic and diluted net income per share as of December 31, 2024, since all other exercise contingencies were removed except for the passage of time.

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	December 31,	December 31,
	2024	2023
Stock options	35,985,182	33,123,798
Public Warrants	5,467,692	6,854,309
February 2024 BDO Firm Warrants	3,803,447	—
April 2024 RDO Placement Agent Warrants	1,200,000	—
Retainer Shares	14,000,000	4,000,000
Private Warrants	1,000,000	3,613,383
February 2024 BDO Representative Warrants	470,588	—
Shares Issuable pursuant to the ESPP	77,167	29,806
Shares issuable under the SIPA	300,000	—
Convertible Debentures	—	546,921
October 2024 Plac em ent Agent Warrants	3,669,724	—
December 2024 RDO Common Warrants	57,512,958	—
StockBlock Warrants	4,601,036	—
Shares issuable under Tranche B Notes	40,551,607	—

Total	168,639,401	48,168,217